Provision for Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Provision for Income Taxes
The components of the Company's provision for income taxes from continuing operations were as follows:

	Year Ended December 31,
	2014	2013	2012
Current taxes:
Federal	$—	$—	$—
State	67	52	162
Total current taxes	$67	$52	$162
Deferred taxes:
Federal	$—	$—	$—
State	4	3	2
Total deferred taxes	4	3	2
Provision for income taxes	$71	$55	$164

As of December 31, 2014, the Company had federal net operating loss carryforwards of approximately $69.9 million, state tax credits of approximately $0.2 million and federal alternative minimum tax credits of $0.1 million. The net operating loss carryforwards will expire at various dates beginning in 2026 if not utilized. The state tax credits expire in 2027 if not utilized. The alternative minimum tax credits have an indefinite carryforward period.
Federal and state laws impose restrictions on the utilization of net operating loss carryforwards and research and development credit carryforwards in the event of a change in ownership of the Company, which constitutes an "ownership change" as defined by Internal Revenue Code Sections 382 and 383. Should there be an ownership change in the future, the Company's ability to utilize existing carryforwards could be substantially restricted.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company has established a valuation allowance due to uncertainties regarding the realization of deferred tax assets based on the Company's lack of earnings history. During the year ended December 31, 2014, the valuation allowance increased by $6.4 million.
The Company's deferred tax assets and deferred tax liabilities were as follows:

	December 31,
	2014	2013
Deferred tax assets:
NOL and credit carryforwards	$21,328	$16,340
Deferred revenue	2,657	1,596
Accrued expenses and other	3,386	3,295
Stock-based compensation	1,107	209
Total deferred tax assets	28,478	21,440
Deferred tax liabilities:
Deferred expenses	(5,128)	(3,924)
Depreciation and amortization	(2,972)	(3,573)
Total deferred tax liabilities	(8,100)	(7,497)
Deferred tax assets less tax liabilities	20,378	13,943
Less: valuation allowance	(20,266)	(13,828)
Net deferred tax asset	$112	$115

The Company had $9.9 million of excess stock deductions which are not included in deferred tax assets. The tax benefit from these deductions will increase additional paid-in capital when they are deemed realized under the "with and without" method.
The Company's provision for income taxes from continuing operations differs from the amount computed by applying the statutory federal income tax rate of 34% primarily as a result of the following:

	Year Ended December 31,
	2014	2013	2012
Income tax at U.S. statutory rate	34.0%	34.0%	34.0%
Effect of:
Increase in deferred tax valuation allowance	(32.9)	(32.7)	(31.5)
State taxes, net of federal benefit	1.5	1.4	(0.7)
Other permanent items	(3.0)	(3.0)	(4.0)
Income tax provision effective rate	(0.4)%	(0.3)%	(2.2)%

The Company files income tax returns in the U.S. federal jurisdiction and several state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years before 2011. Operating losses generated in years prior to 2011 remain open to adjustment until the statute of limitations closes for the tax year in which the net operating losses are utilized. The tax years 2011 through 2014 remain open to examination by all major taxing jurisdictions to which the Company is subject, though the Company is not currently under examination by any major taxing jurisdiction.
The Company had not recorded any tax reserves related to uncertain tax positions as of December 31, 2014, 2013 and 2012. The Company's policy is to accrue interest and penalties related to uncertain tax positions as a component of income tax expense. For the years ended December 31, 2014, 2013 and 2012, the Company did not incur any interest or penalties.